Loan Receivables	12 Months Ended
Dec. 31, 2025
Loan Receivables [Abstract]
Loan receivables

Note 6 – Loan receivables

Loan receivables consist of the following:

	December 31, 2025	December 31, 2024
Loan receivables
Lending – non-interest-bearing[1]	$5,017,404	$1,022,107
Total Loan receivables	$5,017,404	$1,022,107

1.	On September 26, 2024, the Company entered into a 12-months term loan with third parties for the amounts of $1,022,107 with no interest.

On May 2, 2025, the Company entered into certain 12-months term loans with three third parties for the aggregate amounts of $2,500,000 with no interest.

On July 30, 2025, the Company entered into a 12-months term loan agreement with a third party for the amount of $1,429,981with no interest.

On August 30, 2025, the Company entered into a 12-months term loan with a third party for the amount of $1,072,486 with no interest.

As of the date of this report, the Company has fully collected the loan receivables, totaling $5,017,404.